SCHEDULE OF INVENTORIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Inventory Disclosure [Abstract]
Finished goods	$ 13,629	$ 18,620	$ 8,413